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                           SEPARATE ACCOUNT KG
                           SEPARATE ACCOUNT KGC
           ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
              FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

                                 * * *

Effective April 16, 2001, no new payments or transfers may be made to the Sub-Accounts investing in shares of the Kemper Horizon 5 Portfolio, Kemper Horizon 10+ Portfolio, and Kemper 20 Portfolio.

                                 * * *



SUPPLEMENT DATED APRIL 9, 2001